Net Loss per Share Attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss attributable to the Company - basic	$ (1,862,655)	$ (110,954)	$ (126,715)
Net loss attributable to the Company - diluted	$ (1,862,655)	$ (110,954)	$ (126,715)
Denominator
Weighted average shares – basic	60,519,640	60,309,384	60,309,366
Weighted average shares – diluted	60,519,640	60,309,384	60,309,366
Net loss per share attributable to the Company
Basic	$ (30.78)	$ (1.84)	$ (2.10)
Diluted	$ (30.78)	$ (1.84)	$ (2.10)